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                                       UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C.  20549

                                          FORM 13F

                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       The Kenwood Group, Inc.
Address:    10 S. LaSalle Street
            Suite 3610
            Chicago, Illinois  60603

13F File Number:  28-5410

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sharon Morrow
Title: Vice President Marketing/Client Services
Phone: (312) 368-1666 ext. 224
Signature, Place, and Date of Signing:

Sharon Morrow     Chicago, IL       February 14, 2000

Report Type (Check only one):

[ X ]   13F HOLDINGS REPORT.

[   ]   13F NOTICE.

[   ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





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FOURTH QUARTER 1999
                                                    Shares of   Investment Discretion
                    Title                  Market   Principal   (a)     (b)       (c)
Name of Issurer     of Class    Cusip #    Value    Amount      Sole  Shared  Shared Other    Voting Authority


Alliant Energy     Common Stock 018802108  12779525  464710      Sole                              464710
AMR Corp.          Common Stock 001765106   8005830  119490      Sole                              119490
American Greetings Common Stock 026375105  11579912  490155      Sole                              490155
Arden Realty       Common Stock 039793104  10679269  532300      Sole                              532300
Avnet              Common Stock 053807103  13660900  225800      Sole                              225800
Bank One Corp.     Common Stock 060716107  11141856  348183      Sole                              348183
Becton Dickinson   Common Stock 075887109  12684869  470900      Sole                              470900
Bergen Bruswig     Common Stock 117043109  11886875 1430000      Sole                              1430000
Borders Group      Common Stock 099709107  11323000  696800      Sole                              696800
Bowne & Co.        Common Stock 103043105   5112450  378700      Sole                              378700
Brunswick Corp.    Common Stock 117043109   7160050  321800      Sole                              321800
CBS Corp.          Common Stock 12490K107   3112797   48685      Sole                              48685
Colonial Bancgroup Common Stock 195493309  11483050 1106800      Sole                              1106800
CommScope          Common Stock 203372107   1488821   36932      Sole                              36932
Diebold            Common Stock 253651103  13211700  532200      Sole                              562200
Fedex Corp.        Common Stock 31428X106   5662475  138320      Sole                              138320
Fleet Boston       Common Stock 339030108   8478654  243552      Sole                              243552
Fluor              Common Stock 343861100  12588100  274400      Sole                              274400
Foundation Health  Common Stock 350404109   1379564  138824      Sole                              138824
Hasbro             Common Stock 418056107   4221112  222897      Sole                              222897
Interstate BakeriesCommon Stock 46072H108   7163000  395200      Sole                              395200
John Harland       Common Stock 412693103   5609119  306300      Sole                              306300
K Mart Corp.       Common Stock 482584109  10938944 1087100      Sole                              1087100
Knight Ridder      Common Stock 499040103   5706088   95800      Sole                              95800
Mallinckrodt       Common Stock 561232109  11407963  358600      Sole                              358600
Mattel             Common Stock 577081102  10192875  776600      Sole                              776600
Meredith Corp.     Common Stock 589433101   6094713  146200      Sole                              146200
Modis Professional Common Stock 607830106  11942925  838100      Sole                              838100
Network Associates Common Stock 640938106   4867800  182400      Sole                              182400
Novell             Common Stock 670006105  12253025  306805      Sole                              306805
Occidental PetroleuCommon Stock 674599105   6230595  288120      Sole                              288120
Ocular Sciences    Common Stock 675744106    977725   51800      Sole                              51800
Pactiv Corp.       Common Stock 695257105  12398313 1166900      Sole                              1166900
Pittston Brinks GroCommon Stock 725701106  11719400  532700      Sole                              532700
Seagate Technology Common Stock 811804103    745000   16000      Sole                              16000
Sovereign Bancorp  Common Stock 845905108   7230724  970160      Sole                              970160
Sterling Software  Common Stock 859547101  14389200  456800      Sole                              456800
COLUMN TOTAL                              317508218




                                                    Shares of   Investment Discretion
                    Title                  Market   Principal   (a)     (b)        (c)
Name of Issurer     of Class    Cusip #    Value    Amount      Sole  Shared   Shared Other   Voting Authority

The Limited        Common Stock 532716107   3508313   81000     Sole                               81000
The PMI Group      Common Stock 69344M101  10957186  224475     Sole                               224475
Ultramar Diamond ShCommon Stock 904000106  11018638  485670     Sole                               485670
United Asset Mgmt. Common Stock 909420101  12266100  660800     Sole                               660800
Unocal             Common Stock 915289102  12159694  362300     Sole                               362300
Washington Federal Common Stock 938824109   3438278  174090     Sole                               174090
Wendy's Intl., Inc.Common Stock 950590109  12089981  580900     Sole                               580900
COLUMN TOTAL                               65438190
GRAND TOTAL                               382946408
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                                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  44

Form 13F Information Table Value Total:  $382,946,408


List of Other Included Managers:    N/A